Tax (Tables)	6 Months Ended
Jun. 30, 2013
Reconciliation of taxes computed at the Swiss statutory rate
Reconciliation of taxes computed at the Swiss statutory rate

in	6M13
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense computed at the statutory tax rate of 22%	738
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	166
Other non-deductible expenses	186
Changes in deferred tax valuation allowance	(44)
Lower taxed income	(87)
Income taxable to noncontrolling interests	(86)
Tax deductible impairments of Swiss subsidiary investments	(13)
Other	79
Income tax expense	939

Effective tax rate	Effective tax rate
in	6M13	6M12
Effective tax rate (%)
Effective tax rate	28.0	24.4

Net deferred tax assets
Net deferred tax assets

end of	6M13	2012
Net deferred tax assets (CHF million)
Deferred tax assets	6,580	7,094
of which net operating losses	1,857	2,045
of which deductible temporary differences	4,723	5,049
Deferred tax liabilities	(88)	(103)
Net deferred tax assets	6,492	6,991